Parent company only condensed financial information - Condensed statements of cash flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Cash flows from operating activities:
Net cash used in operating activities	¥ (14,899)	$ (2,042)	¥ 8,611	¥ (10,518)
Cash flows from investing activities:
Net cash provided by (used in) investing activities	(84)	(11)	35,272	86,690
Cash flows from financing activities:
Proceeds from issuance of ordinary shares			27,760
Net cash (used in) provided by financing activities	1,825	250	(257,378)	(57,892)
Effect of exchange rate changes on cash, cash equivalents	(399)	(55)	2,793	13,144
Net increase (decrease) in cash, cash equivalents	(13,557)	(1,858)	(210,702)	31,424
Cash and cash equivalents at beginning of the year	40,508	5,550	249,728
Cash and cash equivalents at end of the year	26,951	3,692	40,508	249,728
Parent Company | Reportable legal entity
Cash flows from operating activities:
Net cash used in operating activities	(1,491)	(204)	(630)	(5,404)
Cash flows from investing activities:
Net cash advances from subsidiaries	(107)	(14)	(26,326)	2,018
Net cash inflow from disposal of subsidiary				118
Net cash provided by (used in) investing activities	(107)	(14)	(26,326)	2,136
Cash flows from financing activities:
Proceeds from issuance of ordinary shares			27,760
Proceeds from short-term borrowings	1,825	250
Net cash (used in) provided by financing activities	1,825	250	27,760
Effect of exchange rate changes on cash, cash equivalents	(399)	(55)	(1,927)	3,342
Net increase (decrease) in cash, cash equivalents	(172)	(23)	(1,123)	74
Cash and cash equivalents at beginning of the year	206	28	1,329	1,255
Cash and cash equivalents at end of the year	¥ 34	$ 5	¥ 206	¥ 1,329